Sales/transfer of receivables	12 Months Ended
Mar. 31, 2011
Sales/transfer of receivables

12. Sales/transfer of receivables

The following table summarizes pre-tax gains on securitizations/other transfers and cash flows received from customers and paid to SPEs/transferees for sales of performing loans that were completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Sale price of new securitizations/transfer	Rs.	23,355.1	Rs.	—	Rs.	—	US$	—
Less: Book value of finance receivables derecognized		22,154.0		—		—		—
Less: Estimated costs of servicing		18.2		—		—		—

Pre-tax gains (loss) on securitizations/transfer	Rs.	1,182.9	Rs.	—	Rs.	—	US$	—

Cash flow information
Collections against securitized receivables/transfers	Rs.	6,201.2	Rs.	9,967.8	Rs.	7,048.6	US$	158.3
Payments made	Rs.	5,843.1	Rs.	9,515.3	Rs.	6,543.9	US$	146.9
Cash flows on retained interests	Rs.	41.9	Rs.	41.5	Rs.	394.0	US$	8.8

The Bank has relied upon market information and its past experience for the purpose of determining the assumptions below. Key assumptions used in measuring the retained interests in finance receivables of sales completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011 as of the dates of such sales were as follows:

	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2011
Key assumptions: (rates per annum)
Annual prepayment rate	5.0%	—%	—%
Expected credit losses	2.0%	—%	—%

Credit losses and prepayment losses as a percentage to the gross loans disbursed are estimated on the basis of historical losses on a similar portfolio.

Other key disclosures are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)

Transferred receivables with continuing involvement*	Rs.	12,659.1	Rs.	7,593.5	US$	170.5
Delinquencies		253.2		352.7		7.9
Credit losses		197.9		282.9		6.4
Retained interest in sold receivables		768.6		359.7		8.1

*	Includes Rs.158.1 million and Rs 2.4 million held by SPEs as of March 31, 2010 and March 31, 2011 respectively

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2010 and March 31, 2011 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2010		2011		2011
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	53.9	Rs.	30.1	US$	0.7
Impact of 20% adverse change		94.9		57.0		1.3
Expected credit losses:
Impact of 10% adverse change		22.7		22.3		0.5
Impact of 20% adverse change		45.3		44.5		1.0

The discount rate used for the valuation of retained interests is the rate of return to the transferees of the various pools of securitized receivables and, therefore, is not subject to change. Weighted average life in years of the securitized receivables is also not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests is calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.